Contingent liabilities and contingent assets (Details) - GBP (£)	Jun. 30, 2021	Jun. 30, 2020
Transfer fees
Additional fees payable, first team squad	£ 82,663,000	£ 67,657,000
Additional fees payable, other	9,330,000	11,364,000
Additional fees payable	91,993,000	79,021,000
Probable effect of contingent assets	75,000	4,026,000
MUFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squad	39,480,000	21,667,000
Additional fees payable, other	8,842,000	10,499,000
Additional fees payable	48,322,000	32,166,000
International appearances
Transfer fees
Additional fees payable, first team squad	11,182,000	11,722,000
Additional fees payable, other	45,000	47,000
Additional fees payable	11,227,000	11,769,000
Awards
Transfer fees
Additional fees payable, first team squad	31,689,000	33,569,000
Additional fees payable	31,689,000	33,569,000
Other
Transfer fees
Additional fees payable, first team squad	312,000	699,000
Additional fees payable, other	443,000	818,000
Additional fees payable	£ 755,000	£ 1,517,000